Biological assets (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about biological assets [abstract]
Disclosure of reconciliation of changes in biological assets [text block]

	03/31/2025	12/31/2024
Opening balance	22,283,001	18,278,582
Additions	1,836,180	7,180,450
Additions of merged companies		366,785
Depletions	(1,234,226)	(4,831,916)
Transfers	15,233	102,790
Gain on fair value adjustments		1,431,530
Disposals	(6,356)	(130,922)
Write-offs	(32,277)	(114,298)
Closing balance	22,861,555	22,283,001